MASTER TRUST (Tables)	12 Months Ended
Sep. 30, 2025
EBP 016
EBP, Master Trust [Line Items]
Fair Values of Investments in the Master Trust
The following table presents the fair values of all investments in the Master Trust and the Plan's interest in the Master Trust balances.

	Year Ended September 30, 2025
	Master Trust Balances	Plan's Interest in Master Trust Balances

Mutual funds	$1,444,951,104	1,438,369,319
Collective funds and trusts	5,027,454,439	5,006,268,666
Emerson Common Stock Fund	607,091,505	600,343,575
Money market funds	278,832,960	278,013,456

Total investments at fair value	$7,358,330,008	7,322,995,016

	Year Ended September 30, 2024
	Master Trust Balances	Plan's Interest in Master Trust Balances

Mutual funds	$1,362,605,921	909,073,539
Collective funds and trusts	3,905,004,698	2,139,434,851
Emerson Common Stock Fund	561,077,986	361,235,627
Money market funds	274,470,283	137,636,794

Total investments at fair value	$6,103,158,888	3,547,380,811

Investment income for the entire Master Trust follows.

	Year Ended September 30
	2024	2025

Net appreciation in fair value of investments	$1,183,458,899	846,899,194
Dividends and interest, net of fees	61,597,926	89,088,221

Total Master Trust investment income	$1,245,056,825	935,987,415

Plan’s share of Master Trust investment income	$738,390,049	912,947,160